Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 24,002	¥ 16,826	¥ 19,282
Post-modification outstanding recorded investment	19,776	13,804	15,295
Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			2,106
Post-modification outstanding recorded investment			1,393
Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			10,952
Post-modification outstanding recorded investment			7,796
Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			6,002
Post-modification outstanding recorded investment			6,001
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	9,279	12,041	13,280
Post-modification outstanding recorded investment	6,727	9,025	9,294
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	34	19	222
Post-modification outstanding recorded investment	23	17	105
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,677	1,899
Post-modification outstanding recorded investment	1,261	1,396
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,568	10,123
Post-modification outstanding recorded investment	5,443	7,612
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	14,723	4,785	6,002
Post-modification outstanding recorded investment	13,049	4,779	¥ 6,001
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	111
Post-modification outstanding recorded investment	111
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	38
Post-modification outstanding recorded investment	38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	14,574	4,034
Post-modification outstanding recorded investment	¥ 12,900	¥ 4,028